Dynamic Allocation Fund
Dynamic Allocation Fund
Investment Objectives
The Fund’s investment objectives are capital appreciation and current income while managing net equity exposure.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), as defined herein, in which the Fund is offered. If a separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the investment companies in which the Fund invests (the “Underlying Funds”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dynamic Allocation Fund Dynamic Allocation Fund
Management Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.60%
Total Annual Fund Operating Expenses	0.92%	[1]
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Fund and does not included Acquired Fund Fees and Expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Dynamic Allocation Fund | Dynamic Allocation Fund | USD ($)	94	293	509	1,131

Portfolio Turnover

The portion of the Fund that operates as a fund-of-funds does not pay transaction costs when it buys and sells shares of Underlying Funds (or “turns over” its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the performance of both the Underlying Funds and the Fund. The Fund does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Component of the Fund (defined below). During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its objectives by investing under normal conditions approximately 70% to 90% of its assets in shares of the Underlying Funds, which are portfolios of VALIC Company I (“VC I”) and VALIC Company II (“VC II”), (collectively, the “Underlying Companies”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Funds investing primarily in equity securities and 20% to 50% of its assets to Underlying Funds investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income.

The Overlay Component will invest in derivative instruments to manage the Fund’s net equity exposure. The derivative instruments used by the Overlay Component will primarily consist of stock index futures and stock index options, but may also include options on stock index futures and stock index swaps. The aforementioned derivative instruments may be traded on an exchange or over the counter. The Fund’s net equity exposure will be primarily adjusted through the use of stock index futures and stock index options. When the market is in a state of higher volatility, the Fund may decrease its net equity exposure by taking a net short position in derivative instruments. (As used throughout this prospectus, “net equity exposure” means the Fund’s level of exposure to the equity market through Underlying Funds investing primarily in equities, plus or minus the notional amount of a long or short position in equities obtained through the use of derivatives or other instruments in the Overlay Component.) When the Fund purchases a derivative to increase the Fund’s net equity exposure, it is using derivatives for speculative purposes. When the Fund sells derivatives instruments short to reduce the Fund’s net equity exposure, it is using derivatives for hedging purposes.

The Overlay Component will also invest in fixed income securities and short-term investments, to generate income, to manage cash flows and liquidity needs of the overall Fund, and to serve as collateral for the derivative instruments used to manage the overall Fund’s net equity exposure.

VALIC is the Fund’s investment adviser (the “Adviser”). The Fund is sub-advised by SunAmerica Asset Management, LLC (“SAAMCo”) and AllianceBernstein L.P. (“AllianceBernstein”). The Adviser will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SAAMCo is also responsible for managing the Fund-of-Funds Component’s investment in Underlying Funds, so it will determine the target allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed income securities. SAAMCo performs an investment analysis of possible investments for the Fund and selects the universe of permitted Underlying Funds as well as the allocation to each Underlying Fund. SAAMCo utilizes many factors, including research provided by an independent consultant. The consultant provides statistical analysis and fund modeling to SAAMCo with respect to the Fund’s investment allocation among the Underlying Funds, but does not have any advisory or fund transaction authority with regard to the Fund. SAAMCo, not the Fund, pays the consultant. The Adviser may change the Fund’s asset allocation between the Fund-of-Funds Component and the Overlay Component from time to time without prior notice. SAAMCo may also change the Fund-of-Funds Component’s allocation among the Underlying Funds, and may invest in other funds not currently among the Underlying Funds, from time to time without prior notice to investors.

The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Funds that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Funds that invest primarily in small- and mid-cap U.S. companies and foreign companies. The Fund normally does not expect to have more than 25% of its total assets allocated to Underlying Funds investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Funds investing primarily in emerging markets. The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Funds that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Fund normally does not expect to have more than 5% of total assets allocated to Underlying Funds investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative. Fund cash flows are expected to be used to maintain or move Underlying Fund exposure close to target allocations, but sales and purchases of Underlying Funds may also be used to change or remain near target allocations.

The Overlay Component comprises the remaining 10% - 30% of the Fund’s total assets. AllianceBernstein is responsible for managing the Overlay Component, which includes management of the derivative instruments, fixed income securities and short-term investments.

AllianceBernstein may invest the Overlay Component in derivative instruments to increase or decrease the Fund’s overall net equity exposure and, therefore, its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, AllianceBernstein may adjust the Fund’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the operation of the formula (as described below) is expected to result in an average net equity exposure over long term periods of approximately 60%-65%. The Fund’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options as the allocation among Underlying Funds in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, AllianceBernstein may decrease the Fund’s net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Fund of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Fund to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.

AllianceBernstein will manage the Fund’s net equity exposure pursuant to a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula is based on equity market measures of S&P 500® Index volatility, and is intended to provide guidance to AllianceBernstein with respect to the allocation of the Overlay Component’s assets among general categories. AllianceBernstein is responsible for determining in which securities or derivative instruments to invest and for making the Overlay Component investments for the Fund. As estimated equity market volatility decreases or increases, AllianceBernstein will adjust the Fund’s net equity exposure up or down in an effort to maintain a relatively stable exposure to equity market volatility over time, subject to the minimum and maximum net equity exposure ranges listed above. No assurance can be made that such adjustment will have the intended effect. The formula used by AllianceBernstein may change over time based on proposals by the affiliated insurance companies. Any changes to the formula proposed by the affiliated insurance companies will be implemented only if they are approved by the Adviser and the Fund’s Board of Directors (the “Board”), including a majority of the Independent Directors.

The Fund’s performance may be lower than similar Funds that do not seek to manage their equity exposure. If AllianceBernstein increases the Fund’s net equity exposure and equity markets decline, the Fund may underperform traditional or static allocation funds. Likewise, if AllianceBernstein reduces the Fund’s net equity exposure and equity markets rise, the Fund may also underperform traditional or static allocation funds.

In addition to managing the Fund’s overall net equity exposure as described above, AllianceBernstein will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Fund cash flows and liquidity needs, and manage collateral for the derivative instruments. AllianceBernstein will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by AllianceBernstein to be of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Fund or to serve as collateral. AllianceBernstein may also invest the Overlay Component in derivative instruments to generate income and manage Fund’s cash flows and liquidity needs.

The following chart sets forth the target allocations of the Fund on or about May 31, 2016, to equity and fixed income Underlying Funds and securities. These target allocations represent the Fund’s current goal for the allocation of its assets and does not take into account any change in net equity exposure from use of derivatives in the Overlay Component. The Fund’s actual allocations could vary substantially from the target allocations due to market valuation changes, changes in the target allocations and AllianceBernstein’s management of the Overlay Component in response to volatility changes.

Asset Class	% of Total Fund
Equity	60%

U.S. Large Cap	40.8%
U.S. Small and Mid Cap	6.4%
Foreign Equity	12.0%
Alternatives (REITs)	0.8%

Fixed Income	40%

U.S. Investment Grade	35.6%
U.S. High Yield and MultiSector	3.6%
Foreign Fixed Income	0.8%

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objectives will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objectives. If the value of the assets of the Fund goes down, you could lose money.

There are direct and indirect risks of investing in the Fund. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information about the Fund’s Investment Strategies and Investment Risks” and the “Investment Glossary” in the Prospectus, any of which could cause the Fund’s return, the price of the Fund’s shares or the Fund’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its investment objectives, which are not described here.

Market Risk.  Market risk is both a direct and indirect risk of investing in the Fund. The Fund’s or an Underlying Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies held in an Underlying Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund’s or an Underlying Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable Funds.

Derivatives Risk.  Derivatives risk is both a direct and indirect risk of investing in the Fund. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Fund or an Underlying Fund, the Fund or Underlying Fund will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Fund or Underlying Fund will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Fund or Underlying Fund is exposed to credit quality risk of the counterparty.

Counterparty Risk.  Counterparty risk is both a direct and indirect risk of investing in the Fund. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Fund or an Underlying Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund or an Underlying Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Risks of Leverage.  Leverage risk is a direct risk of investing in the Fund. Certain managed futures instruments, and some other derivatives the Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Fund’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses futures and other derivatives for leverage, a shareholder’s investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments.

Risk of Investing in Bonds.  This is both a direct and indirect risk of investing in the Fund. As with any fund that invests significantly in bonds, the value of an investment in the Fund or an Underlying Fund may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Fluctuations Risk.   Interest rate risk is both a direct and indirect risk of investing in the Fund. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Fund’s or an Underlying Fund’s yield may become negative, which may result in a decline in the value of your investment. Interest rates have been historically low, so the Fund and the Underlying Funds face a heightened risk that interest rates may rise.

Credit Risk.   Credit risk is both a direct and indirect risk of investing in the Fund. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund or an Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.

Hedging Risk.   Hedging risk is both a direct and indirect risk of investing in this Fund. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment, by taking an offsetting position (often through a derivative, such as an option or forward). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges by Underlying Funds, there is an additional risk, to the extent that these transactions create exposure to currencies in which an Underlying Fund’s securities are not denominated.

Short Sales Risk.   Short sale risk is both a direct and indirect risk of investing in the Fund. Short sales by the Fund or an Underlying Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.

U.S. Government Obligations Risk.  This is both a direct and indirect risk of investing in the Fund. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Risk of Investing in Money Market Securities.  This is both a direct and indirect risk of investing in the Fund. An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Issuer Risk.  The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Other principal direct risks of investing in the Fund include:

Dynamic Allocation Risk.  The Fund’s risks will directly correspond to the risks of the Underlying Funds and other direct investments in which it invests. The Fund is subject to the risk that the investment process that will determine the selection of the Underlying Funds and the volatility formula that will be used to determine the allocation and reallocation of the Fund’s assets among the various asset classes and instruments may not produce the desired result. The Fund is also subject to the risk that AllianceBernstein may be prevented from trading certain derivatives effectively or in a timely manner.

Risk of Conflict with Insurance Company Interests.   Managing the Fund’s net equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Fund shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Fund’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Fund’s performance may be lower than similar Funds that do not seek to manage their equity exposure.

Investment Company Risk.  The risks of the Fund owning other investment companies, including the Underlying Funds, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying Fund of securities. Disruptions in the markets for the securities held by other investment company companies, including the Underlying Funds purchased or sold by the Fund could result in losses on the Fund’s investment in such securities. The other investment company companies, including Underlying Funds also have fees that increase their costs versus owning the underlying securities directly.

Affiliated Fund Risk.  In managing the portion of the Fund that invests in Underlying Funds, SAAMCo will have the authority to select and substitute the Underlying Funds. SAAMCo may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying Funds because the fees payable to it by the Adviser for some of the Underlying Funds are higher than the fees payable by other Underlying Funds and because SAAMCo also is responsible for managing and administering certain of the Underlying Funds.

Other indirect principal risks of investing in the Fund (direct risks of investing in the Underlying Funds) include:

Large-Cap Companies Risk.  Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying Fund’s value may not rise as much as the value of Funds that emphasize smaller companies.

“Passively Managed” Strategy Risk.  An Underlying Fund following a passively managed strategy will not deviate from its investment strategy. In most cases, it will involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Fund will not sell securities in its portfolio and buy different securities for other reasons, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.

Small and Medium Sized Companies Risk.  Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Growth Stock Risk.  Growth stocks are historically volatile, which will affect certain Underlying Funds.

Value Investing Risk.  The investment adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, which will affect certain Underlying Funds.

Foreign Investment Risk.  Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Credit Quality Risk.  The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds, which are considered speculative. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.

Mortgage- and Asset-Backed Securities Risk.   Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and an Underlying Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, and a Blended Index. The blended index is comprised of the S&P 500® Index (60%) and the Barclays U.S. Aggregate Bond Index (40%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

As of June 30, 2016, SAAMCo and AllianceBernstein managed approximately 81% and 19% of the Fund’s assets, respectively. The percentage of the Fund’s assets that each sub-adviser manages may, at the adviser’s discretion, change from time to time.

During the period shown in the bar chart, the highest return for a quarter was 6.51% (quarter ending March 31, 2013) and the lowest return for a quarter was -5.86% (quarter ending September 30, 2015). For the year-to-date through June 30, 2016, the Fund’s return was 1.72%.

Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Returns - Dynamic Allocation Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Dynamic Allocation Fund	(4.57%)	5.21%	Dec. 19, 2012
S&P 500 Index	1.38%	14.44%	Dec. 19, 2012
Barclays U.S. Aggregate Index	0.55%	1.57%	Dec. 19, 2012
Blended Index	1.28%	9.27%	Dec. 19, 2012